Glossary
The following abbreviations are used in the Funds’ descriptions:
AED—United Arab Emirates Dirham
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EIBOR—Emirates Interbank Offered Rate
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LME—London Metal Exchange
M—Monthly payment frequency for swaps
MLP—Master Limited Partnership
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PRI—Primary Rate Interface
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s

SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
TIPS—Treasury Inflation-Protected Securities
ULSD—Ultra-Low Sulfur Diesel
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate
WTI—West Texas Intermediate

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 82.1%
Asset-Backed Securities 6.0%
Cayman Islands 0.9%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.170%(c)	02/20/31		250	$ 246,390
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.253(c)	04/15/29		250	247,391
					493,781
Ireland 0.5%
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	250	276,354
Spain 1.1%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	567	626,646
United States 3.5%
Credit Suisse Mortgage Trust, Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.552(c)	12/26/46		128	128,783
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		2,700	185,791
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		93	93,511
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		190	191,429
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		89	89,162

Oportun Funding LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	99,984
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.116(c)	02/25/23		100	100,157
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.916(c)	08/25/25		100	100,347

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

SLM Student Loan Trust, Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.453%(c)	07/25/25		200	$ 182,994
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	5.066(c)	06/25/24		820	822,458
					1,994,616

Total Asset-Backed Securities (cost $3,444,838)					3,391,397
Bank Loan 0.2%
United States
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750% (cost $123,788)	6.984(c)	02/27/23		124	124,267
Commercial Mortgage-Backed Securities 0.9%
United States
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650%	4.975(c)	05/15/36		250	251,720
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	243,197

Total Commercial Mortgage-Backed Securities (cost $477,772)					494,917
Corporate Bonds 38.1%
Brazil 0.5%
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	200	262,726
Canada 2.5%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	185,571
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		230	232,875

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	6.125%	07/01/22		100	$ 101,012
Cenovus Energy, Inc., Sr. Unsec’d. Notes	4.250	04/15/27		200	206,002
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/25		100	104,750
MEG Energy Corp., Gtd. Notes, 144A	6.375	01/30/23		75	71,625
NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A	5.250	06/01/27		100	104,277
Nutrien Ltd., Sr. Unsec’d. Notes	3.375	03/15/25		150	154,014
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22		237	241,692
					1,401,818
China 1.0%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	200	228,817
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	200	226,640
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	100	114,406
					569,863
France 0.9%
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	100	122,462
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		345	357,142
					479,604
Germany 0.7%
Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23		200	196,500

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000%	09/30/25	EUR	100	$ 111,444
Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	—(rr)	EUR	100	112,989
					420,933
Indonesia 0.5%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes	5.500	11/22/21		250	265,000
Italy 1.8%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	111,201
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	128,550
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125	07/14/22		200	199,723
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	119,544
Wind Tre SpA,
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	120	134,035
Sr. Sec’d. Notes, 144A	5.000	01/20/26		300	297,075
					990,128
Jamaica 0.2%
Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		200	95,752
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.638	06/20/22	CHF	100	108,421
Sr. Unsec’d. Notes	3.250	12/05/23	CHF	50	55,100
					163,521
Luxembourg 0.8%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	202	231,441

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)
Intelsat Jackson Holdings SA, Gtd. Notes	5.500%	08/01/23		100	$ 92,125
Swissport Financing Sarl, Sr. Sec’d. Notes	6.750	12/15/21	EUR	100	114,107
					437,673
Mexico 1.2%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	100	106,272
Gtd. Notes, EMTN	1.875	04/21/22	EUR	100	108,389
Gtd. Notes, EMTN	3.750	02/21/24	EUR	200	221,843
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	219,474
					655,978
Netherlands 1.7%
ING Bank NV, Sub. Notes, 144A	5.800	09/25/23		500	552,019
InterXion Holding NV, Gtd. Notes	4.750	06/15/25	EUR	150	180,616
Ziggo BV, Sr. Sec’d. Notes	4.250	01/15/27	EUR	200	237,296
					969,931
Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.972(s)	06/02/25		206	187,623
Russia 0.2%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	100	126,891
South Africa 0.4%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	213,832

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Spain 0.8%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875%	01/28/25	EUR	300	$ 364,491
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750	11/01/21	EUR	100	112,084
					476,575
Switzerland 0.9%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	4.282	01/09/28		250	264,472
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125	09/24/25		250	266,517
					530,989
United Kingdom 2.1%
Barclays PLC, Sr. Unsec’d. Notes	3.650	03/16/25		250	250,350
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	122,894
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	100	110,423
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		200	207,825
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	114,454
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.036(c)	03/15/22	GBP	100	122,182
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.875	01/15/27	GBP	100	125,404
Sr. Sec’d. Notes, EMTN	5.125	01/15/25	GBP	100	125,849
					1,179,381
United States 21.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26		200	153,000
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24		400	140,000
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	100	125,996

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%	11/15/26		150	$ 136,125
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26		100	99,625
Gtd. Notes	6.500	04/01/27		100	100,000

American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	121,069
Antero Resources Corp., Gtd. Notes	5.625	06/01/23		100	94,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		50	40,000
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		64	63,200

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27		100	106,000
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	129,242
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		250	222,500
Bank of America Corp.,
Jr. Sub. Notes, Series X	6.250(ff)	—(rr)		250	271,875
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		40	40,328

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		15	16,520
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25		75	77,156
Gtd. Notes, 144A	7.250	05/30/29		30	31,181
Sr. Sec’d. Notes, 144A	5.750	08/15/27		10	10,525

Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		150	155,373
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	3.400	07/26/29		115	120,200
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		55	55,304
Gtd. Notes, 144A	3.125	10/15/22		45	45,155

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		75	74,835
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24		50	50,000
Sr. Unsec’d. Notes	5.750	01/15/25		325	323,277
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	51,813

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		75	$78,375

Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		150	155,567
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	74,600
Chemours Co. (The), Gtd. Notes	5.375	05/15/27		125	110,000
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		18	13,680
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24		25	26,031
Sr. Sec’d. Notes, 144A	10.750	02/15/20		150	156,150
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24		125	135,625
Gtd. Notes, Series A	6.500	11/15/22		50	51,010

CNX Resources Corp., Gtd. Notes	5.875	04/15/22		82	78,134
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		75	68,250
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	150,114
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		125	130,312
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	100	86,317
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Unsec’d. Notes, 144A	6.625	08/15/27		60	61,313
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		150	164,494
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		275	269,500
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		100	97,250
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	100	115,394
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		100	105,250
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625	02/01/26		106	78,230

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23		100	$ 86,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		50	36,250
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	116,452
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	200	239,104

Fiserv, Inc., Sr. Unsec’d. Notes	0.375	07/01/23	EUR	100	112,453
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	134,761
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		100	102,938
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	6.429(c)	—(rr)		182	182,455
Sub. Notes	4.750	10/12/21	EUR	100	121,894

HCA, Inc., Gtd. Notes	5.875	02/01/29		100	111,625
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27		100	99,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	145,500
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		100	94,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22		100	106,500
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		80	85,900
JPMorgan Chase & Co., Jr. Sub. Notes, Series R	6.000(ff)	—(rr)		250	263,125
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		150	147,534
L Brands, Inc., Gtd. Notes(a)	5.625	10/15/23		50	51,875
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		155	168,562
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34		15	16,135
Medtronic Global Holdings SCA,
Gtd. Notes	1.125	03/07/27	EUR	100	117,994

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Medtronic Global Holdings SCA, (cont’d.)
Gtd. Notes	1.500%	07/02/39	EUR	100	$114,486

MGM Resorts International, Gtd. Notes	6.000	03/15/23		50	54,250
Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27		100	96,750
Morgan Stanley, Jr. Sub. Notes, Series J	5.550(ff)	—(rr)		250	253,670
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	100	122,822
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	65,625
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23		50	51,938
Gtd. Notes, 144A	9.125	07/15/26		125	130,937

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		75	71,625
NRG Energy, Inc., Gtd. Notes, 144A	5.250	06/15/29		50	52,750
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		21	20,761
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	100	125,169
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25		125	123,437
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		75	71,063
Range Resources Corp., Gtd. Notes	5.875	07/01/22		100	94,000
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26		200	221,300
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		75	63,281
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	83,198
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		200	198,500
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		100	101,250
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		250	310,312

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750%	03/01/25		75	$ 75,938
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		150	148,830
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		125	130,312
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	06/15/23		100	102,625
Sr. Unsec’d. Notes	7.000	08/01/25		150	149,625

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	119,479
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		50	52,770
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		150	141,000
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		25	23,531
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26		50	47,880
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		125	130,000
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		320	326,365
Gtd. Notes	5.250	01/15/30		35	35,803

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		80	81,900
West Corp., Gtd. Notes, 144A	8.500	10/15/25		150	126,375
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		25	25,000
Gtd. Notes	6.000	09/01/23		25	25,188
Gtd. Notes	7.000	08/15/22		125	125,187
Gtd. Notes, 144A	6.625	07/15/27		70	69,650
					11,966,034

Total Corporate Bonds (cost $21,156,337)					21,394,252

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities 3.4%
Bermuda 0.8%
Bellemeade Re Ltd., Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.990%(c)	07/25/29		450	$ 450,116
United States 2.6%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	01/25/57		66	67,482
Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.634(c)	08/25/37		175	175,399
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.566(c)	10/25/27		1,000	1,073,596
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.054(c)	01/25/49		40	40,732

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/24		109	108,864
					1,466,073

Total Residential Mortgage-Backed Securities (cost $1,809,953)					1,916,189
Sovereign Bonds 33.0%
Argentina 2.0%
Argentine Republic Government International Bond,
Bonds	3.380(cc)	12/31/38	EUR	250	159,093
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	200	165,576
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	300	247,331
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	482	444,985

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	85,540
					1,102,525

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Brazil 1.4%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477%	07/24/23		112	$ 117,043
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		630	670,950
					787,993
Colombia 0.4%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	160	210,399
Croatia 1.1%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	259,038
Sr. Unsec’d. Notes	6.000	01/26/24		300	342,344
					601,382
Cyprus 4.1%
Cyprus Government International Bond,
Notes, EMTN	2.750	02/26/34	EUR	150	204,237
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	200	253,912
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	1,350	1,862,354
					2,320,503
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		153	161,385
Egypt 0.4%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577	02/21/23		200	207,000
Greece 7.4%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	10,000	46,295
Bonds	3.000(cc)	02/24/23	EUR	313	374,115
Bonds	3.000(cc)	02/24/24	EUR	90	109,153
Bonds	3.000(cc)	02/24/25	EUR	547	667,370
Bonds	3.000(cc)	02/24/27	EUR	190	233,769
Bonds	3.000(cc)	02/24/28	EUR	280	346,585

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	3.000%(cc)	02/24/29	EUR	292	$ 363,884
Bonds	3.000(cc)	02/24/30	EUR	100	124,710
Bonds	3.000(cc)	02/24/31	EUR	64	79,922
Bonds	3.000(cc)	02/24/32	EUR	418	519,712
Bonds	3.000(cc)	02/24/35	EUR	23	28,564
Bonds	3.000(cc)	02/24/38	EUR	38	47,308
Bonds	3.000(cc)	02/24/39	EUR	18	22,360
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	510	623,793
Sr. Unsec’d. Notes, 144A	3.875	03/12/29	EUR	200	256,560
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	165,361
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	100	142,331
					4,151,792
Indonesia 2.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	127,381
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	450	525,786
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	500	680,113
					1,333,280
Iraq 0.4%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		200	207,024
Italy 0.9%
City of Rome Italy, Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	100	157,602
Italy Buoni Poliennali del Tesoro, Bonds, 144A	2.800	03/01/67	EUR	225	249,186
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, 144A	3.500	03/01/30	EUR	60	78,368
					485,156
Kazakhstan 0.5%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	215	263,771

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Malaysia 0.4%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0314	4.048%	09/30/21	MYR	16	$ 3,940
Sr. Unsec’d. Notes, Series 0517	3.441	02/15/21	MYR	1,000	243,058
					246,998
Peru 0.5%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	286,067
Portugal 4.2%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		200	225,488
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	1,180	1,768,807
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	235	393,775
					2,388,070
Romania 1.1%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	128,587
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	100	128,689
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	345	387,073
					644,349
Saudi Arabia 0.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	185	220,462
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		200	202,880
					423,342
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	115,519
Serbia 0.8%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	400	445,731

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Spain 2.6%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963%	09/22/22	SEK	1,000	$ 105,897
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.450	10/31/27	EUR	815	1,002,871
Sr. Unsec’d. Notes, 144A(k)	1.450	04/30/29	EUR	300	370,564
					1,479,332
Turkey 0.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	115,543
Sr. Unsec’d. Notes	7.000	06/05/20		100	102,366
Sr. Unsec’d. Notes	7.500	11/07/19		100	100,917
					318,826
Ukraine 0.2%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/20		100	103,118
United Arab Emirates 0.3%
RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		200	200,500
United Kingdom 0.1%
United Kingdom Gilt, Bonds	1.625	10/22/28	GBP	50	66,303

Total Sovereign Bonds (cost $17,797,201)					18,550,365
U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds	3.000	02/15/49		20	21,951
U.S. Treasury Notes	1.875	04/30/22		115	115,022
Total U.S. Treasury Obligations (cost $135,777)					136,973

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.2%
United States
GenOn Energy Holdings, Inc. (Class A Stock)*^	610	$ 114,070
Hexion Holdings Corp. (Class B Stock)*	1,179	13,264

Total Common Stocks (cost $82,985)		127,334

Total Long-Term Investments (cost $45,028,651)		46,135,694

Short-Term Investments 18.1%
Affiliated Mutual Funds 10.1%
PGIM Core Ultra Short Bond Fund(w)	5,456,290	5,456,290
PGIM Institutional Money Market Fund (cost $184,654; includes $184,145 of cash collateral for securities on loan)(b)(w)	184,655	184,693
Total Affiliated Mutual Funds (cost $5,640,944)		5,640,983
Options Purchased*~ 8.0%
(cost $7,989,029)		4,506,163

Total Short-Term Investments (cost $13,629,973)		10,147,146

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.2% (cost $58,658,624)		56,282,840
Options Written*~ (6.8)%
(premiums received $6,624,404)		(3,816,664)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 93.4% (cost $52,034,220)		52,466,176
Other assets in excess of liabilities(z) 6.6%		3,707,394

Net Assets 100.0%		$ 56,173,570

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $114,070 and 0.2% of net assets.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,858; cash collateral of $184,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	09/20/19	$3,050.00	1	—(r)	$1,175
S&P 500 E-Mini Index	Call	09/20/19	$3,250.00	1	—(r)	18
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$ 97.75	18	45	113
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$ 98.25	18	45	2,813
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$ 97.75	18	45	113
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$ 98.25	18	45	4,050
Total Exchange Traded (cost $15,682)						$8,282

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	300	$ 1,324
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	200	805
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	184	2,155
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	448	4,893
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	889	10,272
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	900	10,799

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		179	$ 2,074
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	2,374
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00	—	AUD	2,500	23,173
Currency Option AUD vs JPY	Call	Goldman Sachs International	10/27/23	85.00	—	AUD	700	6,488
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	1,500	16,527
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	1,500	18,066
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	1,500	153
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	3,000	1,547
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	1,500	5,041
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	1,500	41,223
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	3,000	32,569
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/13/19	6.00	—		1,750	—
Currency Option USD vs BRL	Call	Citibank, N.A.	08/13/19	6.00	—		500	—
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		3,000	1,973
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		2,000	9,501
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		3,600	3,812
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		1,800	730
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		3,600	30,222
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		1,750	99,167
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—		500	28,334
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		1,750	17,280

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—	500	$ 4,937
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	3,200	39,018
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50	—	1,800	—
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/30/19	90.00	—	2,250	—
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	1,750	3,018
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	2,250	29,872
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	1,750	11,605
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	2,750	18,236
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	3,000	30,940
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,350.00	—	6,000	3,071
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	1,250	39,941
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00	—	600	2
Currency Option USD vs MXN	Call	Goldman Sachs International	09/03/19	31.00	—	3,375	3
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	22.00	—	2,000	8,360
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	26.00	—	4,000	2,467
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	3,000	7,861
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	5,250	17,109
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	2,625	95,637
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	750	27,325
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	6,750	72,095
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	2,500	110,447

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Goldman Sachs International	10/21/19	90.00	—	2,500	$ 138
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	3,000	2,167
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	2,000	2,325
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	2,250	15,993
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	2,500	91,278
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	08/05/19	12.00	—	2,250	—
Currency Option USD vs TRY	Call	Citibank, N.A.	08/28/19	5.40	—	1,500	71,776
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	09/27/19	15.00	—	2,250	20
Currency Option USD vs TRY	Call	Goldman Sachs International	10/28/19	14.00	—	3,500	239
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—	3,000	105,532
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	2,000	58,163
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00	—	1,800	26,738
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	1,750	48,069
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—	500	13,734
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—	4,500	61,641
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	2,250	71,159
Currency Option USD vs TRY	Call	Goldman Sachs International	05/27/21	17.00	—	1,750	27,239
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	11/20/19	21.00	—	5,450	1,823
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—	3,000	172,648
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	17.00	—	6,000	35,099
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—	1,750	4,557

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		1,700	$ 54,215
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		200	1,959
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		1,750	148,475
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		500	42,422
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/10/19	54.00	—	AUD	16,000	937
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	20,000	257,177
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	10,000	764,736
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	5,600	28,791
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	2,800	42,116
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	16,000	413,414
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	4,000	59,745
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	1,500	14,585
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	1,500	95,545
Currency Option GBP vs USD	Put	Goldman Sachs International	09/03/19	1.00	—	GBP	1,700	5
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.15	—	GBP	1,250	11,413
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.30	—	GBP	1,250	102,573
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	2,700	124,282
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	3,400	88,841
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	1,300	97,221
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	400	29,914
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		2,000	757

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—	1,800	$ 14,869
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—	1,800	5,144
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—	1,800	17,854
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—	5,000	164,870
Currency Option USD vs INR	Put	BNP Paribas S.A.	08/27/19	69.50	—	1,800	12,270
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—	800	6,468
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/27/19	17.00	—	600	2
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	3,000	3,957
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	1,750	13,105
Currency Option USD vs RUB	Put	Goldman Sachs International	08/28/19	66.00	—	2,250	77,669
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	2,250	85,627
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	2,000	627
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00	—	1,800	8,799
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	1,750	4,713
Total OTC Traded (cost $7,972,899)							$4,497,881

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49 (cost $448)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	40	$ —
Total Options Purchased (cost $7,989,029)								$4,506,163

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	09/20/19	$3,150.00	2	—(r)	$ (305)
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$ 98.00	36	90	(450)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$ 98.00	36	90	(1,575)
Total Exchange Traded (premiums received $9,790)						$(2,330)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	3,800	$ (2,374)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	1,500	(16,527)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	1,500	(18,066)
Currency Option EUR vs ZAR	Call	Citibank, N.A.	11/25/19	27.00	—	EUR	1,500	(153)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	3,000	(1,547)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	1,500	(5,041)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	1,500	(41,223)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	3,000	(32,569)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		3,000	(1,973)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		2,000	(9,501)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		3,600	(3,812)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		1,800	(730)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		3,600	(30,222)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—		3,500	(45,611)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—		1,000	(13,032)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		3,200	(12,225)
Currency Option USD vs INR	Call	BNP Paribas S.A.	08/27/19	82.50	—		1,800	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	1,750	$ (3,018)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	4,500	(22,249)
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,200.00	—	3,000	(30,940)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	6,000	(3,071)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	1,250	(39,941)
Currency Option USD vs MXN	Call	BNP Paribas S.A.	08/27/19	25.00	—	600	(2)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	11/25/19	21.25	—	2,500	(11,908)
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	22.00	—	2,000	(8,360)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	26.00	—	4,000	(2,467)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	3,000	(7,861)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	5,250	(17,109)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	3,375	(122,962)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	5,250	(56,074)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	1,500	(16,021)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—	3,000	(2,167)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	2,000	(2,325)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	2,250	(15,993)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	5,000	(72,556)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	08/28/19	5.40	—	1,500	(71,776)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	12/23/19	6.00	—	3,000	(105,532)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—	2,000	(58,163)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—		1,800	$ (26,738)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—		2,250	(61,803)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—		3,500	(47,943)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—		1,000	(13,698)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—		4,500	(66,019)
Currency Option USD vs TRY	Call	Goldman Sachs International	05/27/21	22.00	—		3,500	(38,897)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	14.00	—		3,000	(172,648)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—		6,000	(35,099)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—		1,750	(4,557)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—		1,700	(54,215)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		3,400	(33,299)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		3,500	(69,095)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—		1,000	(19,741)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	20,000	(257,177)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	10,000	(764,736)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	5,600	(28,791)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	2,800	(42,116)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	32,000	(318,446)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	4,000	(59,745)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	1,500	(14,585)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	1,500	(95,545)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/22/19	1.23	—	GBP	2,700	$ (75,615)
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.15	—	GBP	1,250	(11,413)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.30	—	GBP	1,250	(102,573)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	2,600	(67,937)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	800	(20,904)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	1,700	(127,136)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		2,000	(757)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		1,800	(14,869)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		1,800	(5,144)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		1,800	(17,854)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—		1,800	(12,270)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		800	(6,468)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—		3,000	(17,934)
Currency Option USD vs JPY	Put	Barclays Bank PLC	01/27/21	91.00	—		1,500	(8,967)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	08/27/19	17.00	—		600	(2)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—		3,000	(3,957)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—		1,750	(13,105)
Currency Option USD vs RUB	Put	BNP Paribas S.A.	08/28/19	66.00	—		2,250	(77,669)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—		2,250	(85,627)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—		2,000	(627)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—	1,800	$ (8,799)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	1,750	(4,713)
Total OTC Traded (premiums received $6,614,614)							$(3,814,334)
Total Options Written (premiums received $6,624,404)							$(3,816,664)
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	30 Day Federal Funds	Sep. 2019	$11,014,631	$ (4,542)
21	90 Day Sterling	Sep. 2019	3,167,682	1,554
177	5 Year U.S. Treasury Notes	Sep. 2019	20,807,180	161,176
1	10 Year Australian Treasury Bonds	Sep. 2019	99,310	1,625
168	10 Year U.S. Treasury Notes	Sep. 2019	21,406,876	(11,693)
56	10 Year U.S. Ultra Treasury Notes	Sep. 2019	7,719,250	231,980
26	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	4,616,625	132,922
				513,022
Short Positions:
10	3 Month Euro EURIBOR	Sep. 2019	2,780,369	(2,776)
207	2 Year U.S. Treasury Notes	Sep. 2019	44,382,093	(61,346)
52	5 Year Euro-Bobl	Sep. 2019	7,771,140	(59,007)
20	10 Year Euro-Bund	Sep. 2019	3,876,050	(102,875)
9	20 Year U.S. Treasury Bonds	Sep. 2019	1,400,344	(43,157)
85	Euro Schatz Index	Sep. 2019	10,569,221	(17,931)
				(287,092)
				$ 225,930
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas S.A.	ARS	1,534	$ 35,074	$ 33,972	$ —	$ (1,102)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 08/20/19	Goldman Sachs International	ARS	1,475	$ 33,711	$ 32,671	$ —	$ (1,040)
Expiring 08/28/19	BNP Paribas S.A.	ARS	3,525	78,306	77,188	—	(1,118)
Expiring 08/28/19	Citibank, N.A.	ARS	2,151	48,005	47,089	—	(916)
Australian Dollar,
Expiring 08/29/19	Bank of America, N.A.	AUD	133	93,000	90,797	—	(2,203)
Expiring 08/29/19	Bank of America, N.A.	AUD	95	66,000	65,120	—	(880)
Expiring 08/29/19	Bank of America, N.A.	AUD	54	38,000	37,195	—	(805)
Expiring 08/29/19	Barclays Bank PLC	AUD	570	405,855	390,186	—	(15,669)
Expiring 08/29/19	Barclays Bank PLC	AUD	341	238,000	233,534	—	(4,466)
Expiring 08/29/19	BNP Paribas S.A.	AUD	71	50,000	48,502	—	(1,498)
Expiring 08/29/19	Citibank, N.A.	AUD	141	97,000	96,505	—	(495)
Expiring 08/29/19	Citibank, N.A.	AUD	84	59,000	57,842	—	(1,158)
Expiring 08/29/19	Goldman Sachs International	AUD	156	109,000	106,475	—	(2,525)
Expiring 08/29/19	Goldman Sachs International	AUD	69	48,000	47,505	—	(495)
Expiring 08/29/19	HSBC Bank USA, N.A.	AUD	102	71,000	69,804	—	(1,196)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	678	481,229	463,980	—	(17,249)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	230	163,376	157,460	—	(5,916)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	87	60,000	59,811	—	(189)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	64	44,000	43,620	—	(380)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	59	41,000	40,543	—	(457)
Expiring 08/29/19	UBS AG	AUD	81	56,000	55,616	—	(384)
Expiring 10/22/19	Citibank, N.A.	AUD	286	203,017	196,458	—	(6,559)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	225	159,000	154,315	—	(4,685)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	131	92,209	90,088	—	(2,121)
Expiring 01/31/20	Citibank, N.A.	AUD	563	451,199	387,164	—	(64,035)
Expiring 01/31/20	Citibank, N.A.	AUD	412	306,939	283,058	—	(23,881)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/28/20	Bank of America, N.A.	AUD	571	$ 409,735	$ 392,737	$ —	$ (16,998)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	444	311,215	305,800	—	(5,415)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	323	226,784	223,296	—	(3,488)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	290	208,553	201,087	—	(7,466)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	464	326,340	321,390	—	(4,950)
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	554	146,901	145,194	—	(1,707)
Expiring 08/02/19	Goldman Sachs International	BRL	346	90,000	90,609	609	—
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	2,106	559,487	551,880	—	(7,607)
Expiring 08/29/19	Bank of America, N.A.	BRL	424	106,000	110,897	4,897	—
Expiring 08/29/19	Bank of America, N.A.	BRL	320	82,000	83,719	1,719	—
Expiring 08/29/19	Bank of America, N.A.	BRL	246	61,000	64,337	3,337	—
Expiring 08/29/19	Barclays Bank PLC	BRL	300	79,000	78,445	—	(555)
Expiring 08/29/19	BNP Paribas S.A.	BRL	445	114,750	116,375	1,625	—
Expiring 08/29/19	BNP Paribas S.A.	BRL	331	85,000	86,568	1,568	—
Expiring 08/29/19	Citibank, N.A.	BRL	177	47,000	46,381	—	(619)
Expiring 08/29/19	HSBC Bank USA, N.A.	BRL	565	149,000	147,724	—	(1,276)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	374	93,000	97,929	4,929	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	160	40,000	41,811	1,811	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	974	253,319	254,654	1,335	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	464	113,000	121,465	8,465	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	431	106,000	112,674	6,674	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	418	108,000	109,290	1,290	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	406	108,000	106,248	—	(1,752)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	296	$ 74,000	$ 77,504	$ 3,504	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	273	70,000	71,445	1,445	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	215	57,000	56,276	—	(724)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	211	54,000	55,166	1,166	—
Expiring 08/29/19	UBS AG	BRL	246	64,000	64,438	438	—
Expiring 09/30/19	Barclays Bank PLC	BRL	142	41,472	36,964	—	(4,508)
Expiring 09/30/19	Barclays Bank PLC	BRL	84	24,378	21,870	—	(2,508)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	347	99,000	90,562	—	(8,438)
Expiring 12/24/19	Barclays Bank PLC	BRL	334	96,559	86,554	—	(10,005)
Expiring 12/24/19	Barclays Bank PLC	BRL	56	16,058	14,493	—	(1,565)
Expiring 12/24/19	Citibank, N.A.	BRL	110	28,245	28,628	383	—
Expiring 12/24/19	Deutsche Bank AG	BRL	2,257	560,000	585,006	25,006	—
Expiring 03/31/20	Barclays Bank PLC	BRL	126	32,491	32,510	19	—
Expiring 03/31/20	Deutsche Bank AG	BRL	2,858	700,000	735,819	35,819	—
Expiring 06/30/20	Citibank, N.A.	BRL	1,416	355,000	361,866	6,866	—
Expiring 06/30/20	Deutsche Bank AG	BRL	2,411	547,000	616,171	69,171	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	163	40,000	41,679	1,679	—
Expiring 07/29/20	Deutsche Bank AG	BRL	771	193,640	196,602	2,962	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	425	109,000	108,375	—	(625)
Expiring 08/31/20	Citibank, N.A.	BRL	691	172,000	175,566	3,566	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	729	179,000	185,254	6,254	—
Expiring 12/23/20	Citibank, N.A.	BRL	2,815	687,000	707,574	20,574	—
Expiring 01/29/21	Citibank, N.A.	BRL	1,250	297,000	313,048	16,048	—
Expiring 01/29/21	Citibank, N.A.	BRL	858	205,474	214,940	9,466	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	477	119,000	119,378	378	—
British Pound,
Expiring 08/01/19	HSBC Bank USA, N.A.	GBP	88	107,016	107,022	6	—
Expiring 08/29/19	Bank of America, N.A.	GBP	65	80,000	79,489	—	(511)
Expiring 08/29/19	Citibank, N.A.	GBP	151	196,771	183,787	—	(12,984)
Expiring 08/29/19	HSBC Bank USA, N.A.	GBP	38	48,000	46,412	—	(1,588)
Expiring 10/18/19	Barclays Bank PLC	GBP	65	81,000	78,805	—	(2,195)
Expiring 11/27/19	Citibank, N.A.	GBP	267	363,040	326,534	—	(36,506)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	1,040	$ 1,319,011	$ 1,284,181	$ —	$ (34,830)
Canadian Dollar,
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	205	157,000	155,712	—	(1,288)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	68,074	100,000	96,723	—	(3,277)
Expiring 09/23/19	UBS AG	CLP	41,751	61,100	59,323	—	(1,777)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	716	104,000	103,588	—	(412)
Expiring 10/25/19	Citibank, N.A.	CNH	984	143,000	142,396	—	(604)
Expiring 10/25/19	Citibank, N.A.	CNH	873	127,000	126,335	—	(665)
Expiring 10/25/19	Goldman Sachs International	CNH	757	110,000	109,527	—	(473)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	917	133,000	132,644	—	(356)
Expiring 02/28/20	Citibank, N.A.	CNH	671	95,342	96,955	1,613	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	500	73,805	72,185	—	(1,620)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	3,182	490,000	459,487	—	(30,513)
Expiring 05/14/21	Citibank, N.A.	CNH	2,087	299,020	297,673	—	(1,347)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	164,240	51,200	49,905	—	(1,295)
Expiring 09/18/19	BNP Paribas S.A.	COP	411,935	128,600	125,169	—	(3,431)
Expiring 09/18/19	BNP Paribas S.A.	COP	176,603	53,361	53,662	301	—
Expiring 09/18/19	BNP Paribas S.A.	COP	152,251	44,760	46,263	1,503	—
Expiring 09/18/19	Goldman Sachs International	COP	278,962	85,000	84,765	—	(235)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	294,383	91,979	89,451	—	(2,528)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	287,559	89,000	87,377	—	(1,623)
Expiring 09/18/19	The Toronto-Dominion Bank	COP	253,763	75,000	77,108	2,108	—
Expiring 09/18/19	UBS AG	COP	356,043	107,000	108,186	1,186	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	8,988	395,094	387,558	—	(7,536)
Egyptian Pound,
Expiring 09/18/19	Citibank, N.A.	EGP	897	49,068	53,517	4,449	—
Expiring 10/08/19	Citibank, N.A.	EGP	449	24,750	26,665	1,915	—
Expiring 11/27/19	Citibank, N.A.	EGP	919	53,291	53,764	473	—
Expiring 11/27/19	Citibank, N.A.	EGP	598	34,692	34,990	298	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 12/18/19	Citibank, N.A.	EGP	1,321	$ 76,124	$ 76,855	$ 731	$ —
Expiring 01/21/20	Citibank, N.A.	EGP	1,040	59,593	59,987	394	—
Expiring 01/30/20	Citibank, N.A.	EGP	721	41,346	41,447	101	—
Euro,
Expiring 10/18/19	Bank of America, N.A.	EUR	124	141,000	138,474	—	(2,526)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	266	322,844	298,947	—	(23,897)
Expiring 02/28/20	Bank of America, N.A.	EUR	327	427,814	368,271	—	(59,543)
Expiring 02/28/20	BNP Paribas S.A.	EUR	794	898,609	894,211	—	(4,398)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	653	756,762	735,415	—	(21,347)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	325	395,423	366,075	—	(29,348)
Indian Rupee,
Expiring 08/29/19	BNP Paribas S.A.	INR	2,742	39,000	39,740	740	—
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	42,543	580,000	616,651	36,651	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	INR	3,019	43,000	43,760	760	—
Expiring 09/18/19	Barclays Bank PLC	INR	9,219	131,000	133,346	2,346	—
Expiring 09/18/19	Citibank, N.A.	INR	10,829	153,695	156,625	2,930	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	6,327	91,410	91,515	105	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	6,118	87,389	88,492	1,103	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	6,098	86,808	88,199	1,391	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	32,067	456,369	463,815	7,446	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	11,630	166,000	168,216	2,216	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	9,623	137,211	139,182	1,971	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	7,298	104,000	105,557	1,557	—
Expiring 10/30/20	Goldman Sachs International	INR	14,913	197,000	205,360	8,360	—
Expiring 12/23/20	Goldman Sachs International	INR	8,628	113,000	118,010	5,010	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	15,047	202,816	204,169	1,353	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/18/19	Citibank, N.A.	IDR	896,939	$ 61,785	$ 63,647	$ 1,862	$ —
Expiring 09/18/19	HSBC Bank USA, N.A.	IDR	1,841,598	131,000	130,681	—	(319)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	4,337,167	292,074	307,769	15,695	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,458,268	166,155	174,441	8,286	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,458,268	165,596	174,441	8,845	—
Israeli Shekel,
Expiring 08/26/19	Citibank, N.A.	ILS	369	106,000	105,357	—	(643)
Expiring 11/29/19	Citibank, N.A.	ILS	6,194	1,705,000	1,777,020	72,020	—
Expiring 06/30/21	Bank of America, N.A.	ILS	2,295	664,000	677,872	13,872	—
Japanese Yen,
Expiring 08/29/19	Bank of America, N.A.	JPY	31,871	298,414	293,590	—	(4,824)
Expiring 08/29/19	Bank of America, N.A.	JPY	7,635	71,000	70,332	—	(668)
Expiring 08/29/19	Bank of America, N.A.	JPY	6,795	63,000	62,592	—	(408)
Expiring 08/29/19	Goldman Sachs International	JPY	4,897	46,000	45,110	—	(890)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	JPY	32,056	297,000	295,295	—	(1,705)
Expiring 10/18/19	Barclays Bank PLC	JPY	8,654	80,000	80,031	31	—
Expiring 10/18/19	Citibank, N.A.	JPY	10,261	94,914	94,889	—	(25)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	JPY	795	7,508	7,416	—	(92)
Expiring 01/29/21	Barclays Bank PLC	JPY	14,562	138,000	139,100	1,100	—
Expiring 01/29/21	Barclays Bank PLC	JPY	8,838	85,000	84,417	—	(583)
Expiring 01/29/21	Citibank, N.A.	JPY	74,831	746,000	714,785	—	(31,215)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	64,144	624,000	612,701	—	(11,299)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	223,896	—	(6,104)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	138,425	—	(1,575)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	228,106	—	(5,894)
Mexican Peso,
Expiring 08/29/19	Bank of America, N.A.	MXN	1,097	56,000	56,974	974	—
Expiring 08/29/19	BNP Paribas S.A.	MXN	954	48,000	49,534	1,534	—
Expiring 08/29/19	Citibank, N.A.	MXN	1,092	56,000	56,716	716	—
Expiring 08/29/19	Deutsche Bank AG	MXN	2,177	102,000	113,032	11,032	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/29/19	Deutsche Bank AG	MXN	1,092	$ 55,000	$ 56,706	$ 1,706	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	1,283	66,000	66,619	619	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	936	49,000	48,619	—	(381)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	418	21,000	21,705	705	—
Expiring 09/18/19	Bank of America, N.A.	MXN	1,433	74,000	74,169	169	—
Expiring 09/18/19	Citibank, N.A.	MXN	1,758	91,410	90,995	—	(415)
Expiring 09/18/19	Citibank, N.A.	MXN	1,704	87,436	88,198	762	—
Expiring 09/18/19	Goldman Sachs International	MXN	9,709	485,613	502,524	16,911	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	704	36,181	36,447	266	—
Expiring 09/18/19	UBS AG	MXN	1,624	84,000	84,050	50	—
Expiring 12/30/19	Citibank, N.A.	MXN	2,836	138,371	144,366	5,995	—
Expiring 12/30/19	Goldman Sachs International	MXN	1,589	77,731	80,906	3,175	—
Expiring 04/30/20	Citibank, N.A.	MXN	1,889	91,545	94,362	2,817	—
Expiring 04/30/20	Deutsche Bank AG	MXN	14,838	669,000	741,024	72,024	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	795	39,000	39,694	694	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	4,355	211,000	217,478	6,478	—
Expiring 10/30/20	Citibank, N.A.	MXN	3,892	180,910	189,438	8,528	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	13,742	648,000	668,979	20,979	—
Expiring 01/29/21	Goldman Sachs International	MXN	2,904	135,965	139,609	3,644	—
Expiring 01/29/21	Goldman Sachs International	MXN	834	39,000	40,077	1,077	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	1,574	73,000	75,678	2,678	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	20,279	955,000	963,272	8,272	—
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	1,026	32,951	33,093	142	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	2,953	95,000	95,226	226	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	18,521	586,573	597,239	10,666	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	146	$ 98,000	$ 96,325	$ —	$ (1,675)
Expiring 10/22/19	Barclays Bank PLC	NZD	83	56,117	54,656	—	(1,461)
Expiring 10/22/19	UBS AG	NZD	118	78,000	77,595	—	(405)
Norwegian Krone,
Expiring 10/18/19	The Toronto-Dominion Bank	NOK	10,799	1,260,906	1,221,692	—	(39,214)
Peruvian Nuevo Sol,
Expiring 09/18/19	Barclays Bank PLC	PEN	161	47,981	48,487	506	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	1,959	582,308	591,720	9,412	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	4,209	82,000	82,567	567	—
Expiring 09/18/19	HSBC Bank USA, N.A.	PHP	5,315	104,000	104,270	270	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	4,433	86,000	86,957	957	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	4,089	80,000	80,213	213	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	2,841	54,346	55,724	1,378	—
Polish Zloty,
Expiring 10/18/19	HSBC Bank USA, N.A.	PLN	773	204,075	199,752	—	(4,323)
Russian Ruble,
Expiring 08/29/19	Bank of America, N.A.	RUB	6,553	100,000	102,522	2,522	—
Expiring 08/29/19	Bank of America, N.A.	RUB	3,977	61,000	62,224	1,224	—
Expiring 08/29/19	Barclays Bank PLC	RUB	26,222	403,991	410,278	6,287	—
Expiring 08/29/19	Barclays Bank PLC	RUB	2,531	39,000	39,608	608	—
Expiring 08/29/19	BNP Paribas S.A.	RUB	61,433	913,000	961,198	48,198	—
Expiring 08/29/19	Citibank, N.A.	RUB	3,475	53,000	54,378	1,378	—
Expiring 08/29/19	Citibank, N.A.	RUB	3,371	51,000	52,741	1,741	—
Expiring 08/29/19	Citibank, N.A.	RUB	2,813	43,000	44,011	1,011	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	RUB	2,306	35,000	36,080	1,080	—
Expiring 09/18/19	Bank of America, N.A.	RUB	5,916	93,000	92,331	—	(669)
Expiring 09/18/19	Barclays Bank PLC	RUB	5,239	80,191	81,759	1,568	—
Expiring 09/18/19	Barclays Bank PLC	RUB	1,902	29,388	29,677	289	—
Expiring 09/18/19	Citibank, N.A.	RUB	5,114	80,000	79,807	—	(193)
Expiring 09/18/19	Citibank, N.A.	RUB	4,455	69,911	69,520	—	(391)
Expiring 09/18/19	Citibank, N.A.	RUB	4,446	69,858	69,391	—	(467)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	36,653	$ 553,682	$ 572,004	$ 18,322	$ —
Expiring 12/24/19	Citibank, N.A.	RUB	38,251	558,000	589,395	31,395	—
Expiring 03/31/20	Barclays Bank PLC	RUB	18,482	265,702	281,214	15,512	—
Expiring 03/31/20	BNP Paribas S.A.	RUB	15,915	224,000	242,158	18,158	—
Expiring 12/23/20	Goldman Sachs International	RUB	69,304	993,000	1,021,537	28,537	—
Expiring 04/29/21	Goldman Sachs International	RUB	5,676	80,000	82,442	2,442	—
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	1,519,826	1,523,741	3,915	—
Singapore Dollar,
Expiring 09/18/19	BNP Paribas S.A.	SGD	178	131,253	129,912	—	(1,341)
Expiring 09/18/19	Citibank, N.A.	SGD	117	85,000	85,135	135	—
Expiring 09/18/19	Citibank, N.A.	SGD	111	81,000	80,717	—	(283)
Expiring 09/18/19	Credit Suisse International	SGD	187	137,000	136,068	—	(932)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	133	98,000	96,622	—	(1,378)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	264	195,000	192,066	—	(2,934)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	144	105,639	104,535	—	(1,104)
Expiring 09/18/19	UBS AG	SGD	214	158,000	155,611	—	(2,389)
Expiring 09/18/19	UBS AG	SGD	170	126,000	124,021	—	(1,979)
Expiring 09/18/19	UBS AG	SGD	146	108,000	106,598	—	(1,402)
Expiring 09/18/19	UBS AG	SGD	135	99,000	97,986	—	(1,014)
Expiring 09/18/19	UBS AG	SGD	110	81,000	80,339	—	(661)
Expiring 09/18/19	UBS AG	SGD	107	79,000	77,742	—	(1,258)
Expiring 09/18/19	UBS AG	SGD	98	72,000	71,631	—	(369)
South African Rand,
Expiring 08/29/19	Bank of America, N.A.	ZAR	700	48,000	48,605	605	—
Expiring 08/29/19	Bank of America, N.A.	ZAR	612	43,000	42,511	—	(489)
Expiring 08/29/19	Barclays Bank PLC	ZAR	617	43,000	42,892	—	(108)
Expiring 08/29/19	Barclays Bank PLC	ZAR	537	36,000	37,318	1,318	—
Expiring 08/29/19	BNP Paribas S.A.	ZAR	557	37,000	38,686	1,686	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	944	64,000	65,552	1,552	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	676	47,000	46,991	—	(9)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	596	$ 41,000	$ 41,402	$ 402	$ —
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	584	41,000	40,553	—	(447)
Expiring 09/18/19	Barclays Bank PLC	ZAR	1,174	78,000	81,376	3,376	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	463	31,950	32,066	116	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,407	97,200	97,526	326	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,303	91,257	90,276	—	(981)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,283	91,747	88,911	—	(2,836)
Expiring 09/18/19	Citibank, N.A.	ZAR	701	46,300	48,573	2,273	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	3,352	238,714	232,304	—	(6,410)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	1,542	107,000	106,866	—	(134)
Expiring 09/18/19	UBS AG	ZAR	1,238	82,000	85,773	3,773	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	2,578	198,721	177,105	—	(21,616)
Expiring 12/30/19	Barclays Bank PLC	ZAR	4,328	336,316	296,126	—	(40,190)
Expiring 12/30/19	BNP Paribas S.A.	ZAR	6,885	435,000	471,098	36,098	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	4,145	285,559	280,330	—	(5,229)
Expiring 03/31/20	UBS AG	ZAR	2,344	164,347	158,564	—	(5,783)
Expiring 03/31/20	UBS AG	ZAR	1,373	89,000	92,839	3,839	—
Expiring 07/29/20	Goldman Sachs International	ZAR	3,670	247,000	244,454	—	(2,546)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	1,636	109,721	108,452	—	(1,269)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,610	173,574	172,333	—	(1,241)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	397	26,000	26,209	209	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	3,332	205,374	216,330	10,956	—
Expiring 01/29/21	Goldman Sachs International	ZAR	2,344	154,000	152,188	—	(1,812)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	4,849	325,000	314,793	—	(10,207)
South Korean Won,
Expiring 08/29/19	Bank of America, N.A.	KRW	58,905	50,000	49,832	—	(168)
Expiring 08/29/19	Goldman Sachs International	KRW	65,361	56,000	55,294	—	(706)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	KRW	50,129	43,000	42,408	—	(592)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	KRW	74,341	$ 63,000	$ 62,890	$ —	$ (110)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	KRW	65,397	55,000	55,324	324	—
Expiring 09/18/19	Citibank, N.A.	KRW	100,054	85,000	84,697	—	(303)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	90,822	77,000	76,882	—	(118)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	85,208	72,000	72,130	130	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	162,530	138,000	137,584	—	(416)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	130,703	111,000	110,642	—	(358)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	111,677	96,000	94,536	—	(1,464)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	107,113	91,000	90,673	—	(327)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	100,987	86,000	85,488	—	(512)
Expiring 10/30/20	BNP Paribas S.A.	KRW	425,612	374,000	365,272	—	(8,728)
Swedish Krona,
Expiring 10/18/19	Morgan Stanley & Co. International PLC	SEK	757	81,000	78,843	—	(2,157)
Swiss Franc,
Expiring 08/29/19	Bank of America, N.A.	CHF	70	71,000	70,786	—	(214)
Expiring 08/29/19	Bank of America, N.A.	CHF	53	54,000	53,737	—	(263)
Expiring 08/29/19	Bank of America, N.A.	CHF	49	49,000	49,499	499	—
Expiring 08/29/19	Bank of America, N.A.	CHF	47	48,000	47,397	—	(603)
Expiring 08/29/19	Citibank, N.A.	CHF	48	48,000	48,403	403	—
Expiring 08/29/19	Goldman Sachs International	CHF	51	51,000	50,935	—	(65)
Expiring 08/29/19	HSBC Bank USA, N.A.	CHF	37	37,000	37,600	600	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	CHF	102	101,000	102,757	1,757	—
Expiring 08/29/19	UBS AG	CHF	43	43,000	42,990	—	(10)
Expiring 10/18/19	Barclays Bank PLC	CHF	84	85,000	84,599	—	(401)
Expiring 10/30/20	Goldman Sachs International	CHF	362	391,000	378,226	—	(12,774)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	120	$ 127,000	$ 125,296	$ —	$ (1,704)
Expiring 10/30/20	UBS AG	CHF	162	167,121	169,844	2,723	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	3,295	107,000	107,170	170	—
Expiring 08/09/19	Citibank, N.A.	THB	9,982	314,080	324,637	10,557	—
Expiring 08/09/19	Citibank, N.A.	THB	3,094	97,000	100,612	3,612	—
Expiring 08/09/19	Citibank, N.A.	THB	2,396	78,000	77,919	—	(81)
Expiring 08/09/19	Citibank, N.A.	THB	2,339	76,000	76,052	52	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	9,982	312,835	324,637	11,802	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	3,720	116,000	120,969	4,969	—
Turkish Lira,
Expiring 08/29/19	Barclays Bank PLC	TRY	304	51,000	53,829	2,829	—
Expiring 08/29/19	Citibank, N.A.	TRY	1,873	385,480	331,569	—	(53,911)
Expiring 08/29/19	Citibank, N.A.	TRY	475	74,901	84,068	9,167	—
Expiring 08/29/19	HSBC Bank USA, N.A.	TRY	280	44,000	49,595	5,595	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	391	61,000	69,257	8,257	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	366	57,000	64,740	7,740	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	249	40,000	44,016	4,016	—
Expiring 08/29/19	UBS AG	TRY	249	41,000	44,151	3,151	—
Expiring 09/18/19	Barclays Bank PLC	TRY	571	92,000	100,376	8,376	—
Expiring 09/18/19	Barclays Bank PLC	TRY	493	83,000	86,551	3,551	—
Expiring 09/18/19	Barclays Bank PLC	TRY	455	78,000	79,910	1,910	—
Expiring 09/18/19	Citibank, N.A.	TRY	671	112,600	117,897	5,297	—
Expiring 09/18/19	Citibank, N.A.	TRY	143	23,408	25,093	1,685	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	538	91,813	94,567	2,754	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	533	82,000	93,728	11,728	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	431	73,398	75,806	2,408	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	606	99,000	106,541	7,541	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	415	70,925	72,923	1,998	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	253	41,250	44,388	3,138	—
Expiring 09/30/19	Morgan Stanley & Co. International PLC	TRY	187	29,000	32,736	3,736	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 11/27/19	HSBC Bank USA, N.A.	TRY	295	$ 49,000	$ 50,534	$ 1,534	$ —
Expiring 11/27/19	HSBC Bank USA, N.A.	TRY	267	46,000	45,841	—	(159)
Expiring 12/24/19	Goldman Sachs International	TRY	5,507	996,000	935,930	—	(60,070)
Expiring 01/31/20	Barclays Bank PLC	TRY	155	23,626	26,030	2,404	—
Expiring 04/30/20	Barclays Bank PLC	TRY	424	61,689	69,055	7,366	—
Expiring 04/30/20	Citibank, N.A.	TRY	217	37,000	35,454	—	(1,546)
Expiring 04/30/20	Deutsche Bank AG	TRY	180	18,000	29,389	11,389	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	4,431	691,000	722,430	31,430	—
Expiring 06/30/20	Bank of America, N.A.	TRY	333	50,000	53,237	3,237	—
Expiring 06/30/20	Deutsche Bank AG	TRY	7,876	761,000	1,258,754	497,754	—
Expiring 07/29/20	Barclays Bank PLC	TRY	1,564	217,894	247,686	29,792	—
Expiring 10/30/20	Barclays Bank PLC	TRY	343	49,342	52,653	3,311	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	152	22,000	23,323	1,323	—
Expiring 02/26/21	Barclays Bank PLC	TRY	1,097	138,987	161,722	22,735	—
Expiring 02/26/21	Barclays Bank PLC	TRY	564	77,317	83,092	5,775	—
Expiring 02/26/21	Barclays Bank PLC	TRY	412	57,000	60,768	3,768	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	6,212	748,000	916,019	168,019	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	420	54,000	60,193	6,193	—
				$59,182,186	$60,099,185	1,829,229	(912,230)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	1,231	$ 858,568	$ 842,700	$ 15,868	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	704	507,337	481,964	25,373	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	403	277,000	275,587	1,413	—
Expiring 10/22/19	Barclays Bank PLC	AUD	560	394,681	383,768	10,913	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	1,388	1,002,899	954,500	48,399	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 08/02/19	Goldman Sachs International	BRL	3,007	$ 782,688	$ 787,683	$ —	$ (4,995)
Expiring 08/29/19	Bank of America, N.A.	BRL	539	133,000	140,971	—	(7,971)
Expiring 08/29/19	Bank of America, N.A.	BRL	388	103,000	101,563	1,437	—
Expiring 08/29/19	Bank of America, N.A.	BRL	306	80,000	80,118	—	(118)
Expiring 08/29/19	Bank of America, N.A.	BRL	286	74,000	74,671	—	(671)
Expiring 08/29/19	Bank of America, N.A.	BRL	241	63,000	63,055	—	(55)
Expiring 08/29/19	Barclays Bank PLC	BRL	321	83,000	83,857	—	(857)
Expiring 08/29/19	Barclays Bank PLC	BRL	284	74,000	74,328	—	(328)
Expiring 08/29/19	BNP Paribas S.A.	BRL	395	100,000	103,257	—	(3,257)
Expiring 08/29/19	BNP Paribas S.A.	BRL	216	55,000	56,542	—	(1,542)
Expiring 08/29/19	BNP Paribas S.A.	BRL	171	43,000	44,640	—	(1,640)
Expiring 08/29/19	Citibank, N.A.	BRL	571	144,000	149,391	—	(5,391)
Expiring 08/29/19	Citibank, N.A.	BRL	262	66,000	68,635	—	(2,635)
Expiring 08/29/19	Citibank, N.A.	BRL	251	66,000	65,580	420	—
Expiring 08/29/19	Citibank, N.A.	BRL	231	61,000	60,444	556	—
Expiring 08/29/19	Citibank, N.A.	BRL	203	53,000	53,175	—	(175)
Expiring 08/29/19	Goldman Sachs International	BRL	342	88,000	89,345	—	(1,345)
Expiring 08/29/19	Goldman Sachs International	BRL	282	73,000	73,757	—	(757)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	304	79,000	79,613	—	(613)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	303	78,000	79,184	—	(1,184)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	226	58,000	59,102	—	(1,102)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	195	48,000	50,931	—	(2,931)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	177	44,000	46,338	—	(2,338)
Expiring 08/29/19	The Toronto-Dominion Bank	BRL	199	51,000	52,037	—	(1,037)
Expiring 08/29/19	UBS AG	BRL	500	132,000	130,859	1,141	—
Expiring 08/29/19	UBS AG	BRL	226	60,000	59,159	841	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	485	$ 139,000	$ 126,591	$ 12,409	$ —
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	87	21,500	22,804	—	(1,304)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,106	556,575	549,210	7,365	—
Expiring 12/24/19	BNP Paribas S.A.	BRL	299	74,000	77,606	—	(3,606)
Expiring 12/24/19	Citibank, N.A.	BRL	581	140,000	150,498	—	(10,498)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	1,182	333,000	306,436	26,564	—
Expiring 12/24/19	UBS AG	BRL	257	64,000	66,493	—	(2,493)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	2,555	714,000	657,787	56,213	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	1,168	281,070	300,736	—	(19,666)
Expiring 06/30/20	Deutsche Bank AG	BRL	4,005	972,000	1,023,493	—	(51,493)
Expiring 07/29/20	Deutsche Bank AG	BRL	1,318	298,000	335,948	—	(37,948)
Expiring 08/31/20	Deutsche Bank AG	BRL	1,297	283,000	329,645	—	(46,645)
Expiring 12/23/20	Citibank, N.A.	BRL	554	136,000	139,317	—	(3,317)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	2,074	521,000	521,449	—	(449)
Expiring 01/29/21	Citibank, N.A.	BRL	1,785	436,000	447,150	—	(11,150)
Expiring 03/31/21	Citibank, N.A.	BRL	5,161	1,217,000	1,285,571	—	(68,571)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	1,025	252,935	255,406	—	(2,471)
British Pound,
Expiring 08/01/19	Morgan Stanley & Co. International PLC	GBP	118	143,582	143,507	75	—
Expiring 08/29/19	Bank of America, N.A.	GBP	108	135,000	131,392	3,608	—
Expiring 08/29/19	Bank of America, N.A.	GBP	68	83,000	82,320	680	—
Expiring 08/29/19	Citibank, N.A.	GBP	46	56,000	56,048	—	(48)
Expiring 08/29/19	Goldman Sachs International	GBP	73	91,000	89,348	1,652	—
Expiring 08/29/19	HSBC Bank USA, N.A.	GBP	136	166,000	165,185	815	—
Expiring 08/29/19	HSBC Bank USA, N.A.	GBP	88	107,157	107,173	—	(16)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	GBP	37	47,000	44,874	2,126	—
Expiring 10/18/19	Barclays Bank PLC	GBP	88	110,000	107,595	2,405	—
Expiring 10/18/19	Citibank, N.A.	GBP	30	37,592	36,623	969	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	915	$ 1,139,349	$ 1,116,464	$ 22,885	$ —
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	75	92,000	92,016	—	(16)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	103	127,000	126,165	835	—
Expiring 10/24/19	Morgan Stanley & Co. International PLC	GBP	911	1,143,606	1,112,416	31,190	—
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	144	211,608	176,108	35,500	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	GBP	92	134,567	112,448	22,119	—
Expiring 11/27/19	UBS AG	GBP	29	41,231	35,136	6,095	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	338	259,321	256,366	2,955	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	62,774	90,000	89,193	807	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	47,698	70,157	67,772	2,385	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	43,415	62,432	61,687	745	—
Expiring 09/23/19	Citibank, N.A.	CLP	461,781	664,710	656,125	8,585	—
Expiring 09/23/19	Citibank, N.A.	CLP	71,719	105,580	101,902	3,678	—
Expiring 09/23/19	Citibank, N.A.	CLP	66,344	94,852	94,265	587	—
Expiring 09/23/19	Citibank, N.A.	CLP	47,692	69,858	67,764	2,094	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	64,902	93,696	92,217	1,479	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	61,331	90,000	87,142	2,858	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	48,430	70,925	68,813	2,112	—
Chinese Renminbi,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	3,427	498,027	495,729	2,298	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	4,353	646,000	628,627	17,373	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,087	299,504	297,673	1,831	—
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	158,485	48,446	48,157	289	—
Expiring 09/18/19	Citibank, N.A.	COP	1,112,303	335,478	337,981	—	(2,503)
Expiring 09/18/19	Citibank, N.A.	COP	271,195	82,000	82,404	—	(404)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	1,112,303	336,704	337,981	—	(1,277)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	239,796	72,000	72,864	—	(864)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	2,561	$ 112,000	$ 110,436	$ 1,564	$ —
Euro,
Expiring 08/29/19	Barclays Bank PLC	EUR	36	41,000	39,957	1,043	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	EUR	89	100,529	98,448	2,081	—
Expiring 10/18/19	Barclays Bank PLC	EUR	4,174	4,713,034	4,650,938	62,096	—
Expiring 10/18/19	Barclays Bank PLC	EUR	202	226,425	224,521	1,904	—
Expiring 10/18/19	Barclays Bank PLC	EUR	111	125,000	124,156	844	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	79	89,000	88,339	661	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	593	665,100	660,951	4,149	—
Expiring 10/18/19	UBS AG	EUR	4,174	4,717,480	4,650,938	66,542	—
Expiring 10/18/19	UBS AG	EUR	389	433,307	433,078	229	—
Expiring 10/18/19	UBS AG	EUR	264	297,000	294,309	2,691	—
Expiring 10/18/19	UBS AG	EUR	81	91,000	90,545	455	—
Expiring 11/27/19	Bank of America, N.A.	EUR	57	69,387	64,236	5,151	—
Expiring 11/27/19	Citibank, N.A.	EUR	65	84,419	72,141	12,278	—
Expiring 12/30/19	Deutsche Bank AG	EUR	147	189,568	164,771	24,797	—
Expiring 02/28/20	Bank of America, N.A.	EUR	690	840,696	777,085	63,611	—
Expiring 02/28/20	BNP Paribas S.A.	EUR	1,423	1,795,684	1,602,597	193,087	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	103	122,770	117,367	5,403	—
Expiring 07/29/20	UBS AG	EUR	148	179,851	168,041	11,810	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	46,190	159,891	157,529	2,362	—
Indian Rupee,
Expiring 08/29/19	BNP Paribas S.A.	INR	41,913	565,000	607,517	—	(42,517)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	INR	3,649	52,213	52,894	—	(681)
Expiring 09/18/19	BNP Paribas S.A.	INR	7,352	106,000	106,333	—	(333)
Expiring 09/18/19	Citibank, N.A.	INR	5,934	86,000	85,827	173	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	7,053	102,000	102,012	—	(12)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	5,645	80,000	81,647	—	(1,647)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	19,746	258,000	271,915	—	(13,915)
Expiring 12/23/20	BNP Paribas S.A.	INR	10,264	133,000	140,389	—	(7,389)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 02/26/21	Goldman Sachs International	INR	3,844	$ 50,000	$ 52,152	$ —	$ (2,152)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	2,374,740	167,000	168,513	—	(1,513)
Expiring 09/18/19	Barclays Bank PLC	IDR	1,170,881	83,000	83,087	—	(87)
Expiring 09/18/19	Barclays Bank PLC	IDR	1,049,584	73,655	74,479	—	(824)
Expiring 09/18/19	Barclays Bank PLC	IDR	776,526	54,550	55,103	—	(553)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	3,162,850	220,800	224,438	—	(3,638)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,163,480	149,000	153,522	—	(4,522)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,086,992	144,000	148,095	—	(4,095)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,692,054	117,000	120,069	—	(3,069)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,622,488	112,000	115,133	—	(3,133)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,412,829	99,000	100,255	—	(1,255)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,206,696	83,000	85,628	—	(2,628)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	681,999	47,745	48,395	—	(650)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	241,786	16,600	17,157	—	(557)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	1,396	395,160	398,269	—	(3,109)
Expiring 08/29/19	Bank of America, N.A.	ILS	251	72,000	71,673	327	—
Expiring 08/29/19	Goldman Sachs International	ILS	223	63,000	63,667	—	(667)
Expiring 08/29/19	UBS AG	ILS	179	51,000	51,166	—	(166)
Expiring 11/29/19	Goldman Sachs International	ILS	6,181	1,705,000	1,773,107	—	(68,107)
Japanese Yen,
Expiring 08/29/19	Bank of America, N.A.	JPY	12,490	116,000	115,060	940	—
Expiring 08/29/19	Bank of America, N.A.	JPY	12,403	115,000	114,253	747	—
Expiring 08/29/19	Bank of America, N.A.	JPY	7,803	72,000	71,877	123	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/29/19	Bank of America, N.A.	JPY	6,695	$ 61,000	$ 61,672	$ —	$ (672)
Expiring 08/29/19	Bank of America, N.A.	JPY	5,902	55,000	54,372	628	—
Expiring 08/29/19	Bank of America, N.A.	JPY	5,252	49,000	48,378	622	—
Expiring 08/29/19	Bank of America, N.A.	JPY	5,054	47,000	46,558	442	—
Expiring 08/29/19	Bank of America, N.A.	JPY	4,531	42,000	41,738	262	—
Expiring 08/29/19	Barclays Bank PLC	JPY	29,106	270,000	268,122	1,878	—
Expiring 08/29/19	Barclays Bank PLC	JPY	6,299	58,000	58,025	—	(25)
Expiring 08/29/19	Citibank, N.A.	JPY	9,293	86,000	85,606	394	—
Expiring 08/29/19	Citibank, N.A.	JPY	5,422	50,000	49,943	57	—
Expiring 08/29/19	Goldman Sachs International	JPY	8,349	77,000	76,908	92	—
Expiring 08/29/19	HSBC Bank USA, N.A.	JPY	7,429	69,000	68,437	563	—
Expiring 08/29/19	HSBC Bank USA, N.A.	JPY	4,637	43,000	42,719	281	—
Expiring 08/29/19	The Toronto-Dominion Bank	JPY	10,052	93,000	92,602	398	—
Expiring 08/29/19	UBS AG	JPY	6,255	58,000	57,616	384	—
Expiring 08/29/19	UBS AG	JPY	3,670	34,000	33,809	191	—
Expiring 10/18/19	Bank of America, N.A.	JPY	7,932	73,780	73,351	429	—
Expiring 02/28/20	Citibank, N.A.	JPY	50,201	472,922	469,056	3,866	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	33,066	316,603	314,619	1,984	—
Expiring 12/30/20	Bank of America, N.A.	JPY	30,753	296,616	293,181	3,435	—
Expiring 01/29/21	Citibank, N.A.	JPY	75,708	741,000	723,159	17,841	—
Expiring 01/29/21	Deutsche Bank AG	JPY	57,595	548,134	550,147	—	(2,013)
Malaysian Ringgit,
Expiring 09/18/19	Barclays Bank PLC	MYR	247	59,274	59,886	—	(612)
Expiring 09/18/19	UBS AG	MYR	1,027	245,324	248,532	—	(3,208)
Mexican Peso,
Expiring 08/29/19	Bank of America, N.A.	MXN	900	45,000	46,746	—	(1,746)
Expiring 08/29/19	BNP Paribas S.A.	MXN	2,619	132,000	135,989	—	(3,989)
Expiring 08/29/19	Citibank, N.A.	MXN	618	31,000	32,079	—	(1,079)
Expiring 08/29/19	Deutsche Bank AG	MXN	876	45,000	45,472	—	(472)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	997	$ 50,000	$ 51,769	$ —	$ (1,769)
Expiring 09/18/19	Barclays Bank PLC	MXN	2,116	110,000	109,528	472	—
Expiring 09/18/19	Citibank, N.A.	MXN	1,740	90,000	90,053	—	(53)
Expiring 09/18/19	UBS AG	MXN	1,824	95,000	94,387	613	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	MXN	9,359	477,000	478,869	—	(1,869)
Expiring 12/30/19	Citibank, N.A.	MXN	1,458	71,000	74,216	—	(3,216)
Expiring 12/30/19	Morgan Stanley & Co. International PLC	MXN	2,967	134,000	151,056	—	(17,056)
Expiring 04/30/20	Citibank, N.A.	MXN	17,592	844,000	878,552	—	(34,552)
Expiring 04/30/20	UBS AG	MXN	1,633	72,000	81,563	—	(9,563)
Expiring 10/30/20	Deutsche Bank AG	MXN	20,095	879,000	978,224	—	(99,224)
Expiring 01/29/21	Citibank, N.A.	MXN	7,041	335,000	338,526	—	(3,526)
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	7,341	238,000	236,722	1,278	—
Expiring 09/18/19	Barclays Bank PLC	TWD	6,340	205,000	204,437	563	—
Expiring 09/18/19	Barclays Bank PLC	TWD	3,812	122,000	122,932	—	(932)
Expiring 09/18/19	Credit Suisse International	TWD	5,422	175,000	174,841	159	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	7,526	243,000	242,678	322	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	4,298	139,000	138,596	404	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	2,480	80,000	79,984	16	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	6,861	222,000	221,258	742	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	6,448	208,000	207,926	74	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	5,183	164,000	167,120	—	(3,120)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	4,929	159,000	158,935	65	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,734	119,000	120,394	—	(1,394)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,701	87,389	87,104	285	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	6,847	222,000	220,798	1,202	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	6,177	200,000	199,180	820	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	5,729	185,000	184,731	269	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	2,412	$ 77,000	$ 77,781	$ —	$ (781)
New Zealand Dollar,
Expiring 10/22/19	Citibank, N.A.	NZD	299	203,017	196,729	6,288	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	143	94,914	93,920	994	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	138	93,001	91,022	1,979	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	507	154,000	153,274	726	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	418	125,000	126,388	—	(1,388)
Expiring 09/18/19	BNP Paribas S.A.	PEN	355	106,000	107,294	—	(1,294)
Expiring 09/18/19	BNP Paribas S.A.	PEN	251	75,000	75,929	—	(929)
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	6,600	126,000	129,464	—	(3,464)
Expiring 09/18/19	Barclays Bank PLC	PHP	5,300	101,000	103,977	—	(2,977)
Expiring 09/18/19	Barclays Bank PLC	PHP	4,488	86,000	88,046	—	(2,046)
Expiring 09/18/19	Citibank, N.A.	PHP	4,210	82,000	82,591	—	(591)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	6,042	117,000	118,532	—	(1,532)
Russian Ruble,
Expiring 08/29/19	Barclays Bank PLC	RUB	4,391	66,000	68,702	—	(2,702)
Expiring 08/29/19	Citibank, N.A.	RUB	4,392	66,000	68,723	—	(2,723)
Expiring 08/29/19	Citibank, N.A.	RUB	3,465	53,000	54,221	—	(1,221)
Expiring 08/29/19	Goldman Sachs International	RUB	81,744	1,246,000	1,278,986	—	(32,986)
Expiring 08/29/19	HSBC Bank USA, N.A.	RUB	5,663	86,000	88,606	—	(2,606)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	RUB	5,916	90,000	92,562	—	(2,562)
Expiring 12/24/19	Barclays Bank PLC	RUB	13,857	212,407	213,525	—	(1,118)
Expiring 12/24/19	Goldman Sachs International	RUB	20,740	338,000	319,571	18,429	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	3,654	49,060	56,300	—	(7,240)
Expiring 03/31/20	Citibank, N.A.	RUB	18,480	269,000	281,185	—	(12,185)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	19,030	251,390	289,552	—	(38,162)
Expiring 12/23/20	BNP Paribas S.A.	RUB	56,910	772,000	838,855	—	(66,855)
Expiring 12/23/20	BNP Paribas S.A.	RUB	15,964	224,000	235,316	—	(11,316)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	5,715	1,500,000	1,523,741	—	(23,741)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	173	$ 126,000	$ 126,056	$ —	$ (56)
Expiring 09/18/19	Bank of America, N.A.	SGD	119	86,000	86,345	—	(345)
Expiring 09/18/19	BNP Paribas S.A.	SGD	103	76,000	75,237	763	—
Expiring 09/18/19	Citibank, N.A.	SGD	124	91,000	90,234	766	—
Expiring 09/18/19	Citibank, N.A.	SGD	83	61,021	60,726	295	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	418	306,796	304,458	2,338	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	170	125,000	123,560	1,440	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	88	64,749	64,353	396	—
Expiring 09/18/19	UBS AG	SGD	133	97,000	96,509	491	—
Expiring 09/18/19	UBS AG	SGD	124	91,000	90,137	863	—
South African Rand,
Expiring 08/29/19	Bank of America, N.A.	ZAR	678	47,000	47,106	—	(106)
Expiring 08/29/19	Barclays Bank PLC	ZAR	3,108	205,475	215,865	—	(10,390)
Expiring 08/29/19	Citibank, N.A.	ZAR	790	54,000	54,848	—	(848)
Expiring 09/18/19	Barclays Bank PLC	ZAR	5,373	357,318	372,379	—	(15,061)
Expiring 09/18/19	Barclays Bank PLC	ZAR	2,281	158,193	158,091	102	—
Expiring 09/18/19	Citibank, N.A.	ZAR	580	41,346	40,183	1,163	—
Expiring 12/30/19	Goldman Sachs International	ZAR	2,963	187,000	202,755	—	(15,755)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	1,582	104,805	108,215	—	(3,410)
Expiring 03/31/20	Barclays Bank PLC	ZAR	2,180	145,000	147,449	—	(2,449)
Expiring 03/31/20	Goldman Sachs International	ZAR	2,216	140,000	149,850	—	(9,850)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	4,510	295,053	305,026	—	(9,973)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	6,365	390,000	423,971	—	(33,971)
Expiring 09/30/20	Goldman Sachs International	ZAR	1,152	72,000	76,070	—	(4,070)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	6,161	419,000	406,751	12,249	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	3,878	250,000	251,781	—	(1,781)
South Korean Won,
Expiring 08/29/19	BNP Paribas S.A.	KRW	49,468	42,000	41,849	151	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	KRW	106,458	$ 92,000	$ 90,060	$ 1,940	$ —
Expiring 09/18/19	UBS AG	KRW	81,315	69,202	68,835	367	—
Expiring 12/24/19	Goldman Sachs International	KRW	12,696	12,000	10,787	1,213	—
Expiring 10/30/20	Deutsche Bank AG	KRW	556,517	481,000	477,618	3,382	—
Swedish Krona,
Expiring 10/18/19	Barclays Bank PLC	SEK	582	62,320	60,565	1,755	—
Expiring 10/18/19	Citibank, N.A.	SEK	774	82,000	80,608	1,392	—
Swiss Franc,
Expiring 08/29/19	Bank of America, N.A.	CHF	104	107,000	105,317	1,683	—
Expiring 08/29/19	Bank of America, N.A.	CHF	46	46,000	45,972	28	—
Expiring 08/29/19	Bank of America, N.A.	CHF	42	42,000	42,035	—	(35)
Expiring 08/29/19	Bank of America, N.A.	CHF	38	38,000	38,169	—	(169)
Expiring 08/29/19	Barclays Bank PLC	CHF	51	51,000	51,600	—	(600)
Expiring 08/29/19	BNP Paribas S.A.	CHF	69	70,000	69,312	688	—
Expiring 08/29/19	Citibank, N.A.	CHF	72	74,000	72,100	1,900	—
Expiring 08/29/19	Goldman Sachs International	CHF	43	44,000	43,697	303	—
Expiring 08/29/19	HSBC Bank USA, N.A.	CHF	58	58,000	58,530	—	(530)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	CHF	44	45,000	44,504	496	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	CHF	43	43,000	43,354	—	(354)
Expiring 10/18/19	Bank of America, N.A.	CHF	1,103	1,126,383	1,117,034	9,349	—
Expiring 10/18/19	Bank of America, N.A.	CHF	144	147,000	145,558	1,442	—
Expiring 10/18/19	Barclays Bank PLC	CHF	74	76,000	75,437	563	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	112	115,000	113,549	1,451	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	178	181,000	180,290	710	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	3,094	99,000	100,629	—	(1,629)
Expiring 08/09/19	Citibank, N.A.	THB	6,543	208,000	212,796	—	(4,796)
Expiring 08/09/19	Citibank, N.A.	THB	4,478	142,000	145,630	—	(3,630)
Expiring 08/09/19	Citibank, N.A.	THB	4,101	129,000	133,361	—	(4,361)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	Citibank, N.A.	THB	3,007	$ 96,000	$ 97,783	$ —	$ (1,783)
Expiring 08/09/19	Citibank, N.A.	THB	2,884	92,000	93,779	—	(1,779)
Expiring 08/09/19	Citibank, N.A.	THB	2,280	73,000	74,160	—	(1,160)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	4,329	136,000	140,792	—	(4,792)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	4,317	135,000	140,400	—	(5,400)
Turkish Lira,
Expiring 08/29/19	Barclays Bank PLC	TRY	938	154,658	166,067	—	(11,409)
Expiring 08/29/19	Barclays Bank PLC	TRY	556	95,249	98,474	—	(3,225)
Expiring 08/29/19	Barclays Bank PLC	TRY	544	82,000	96,205	—	(14,205)
Expiring 08/29/19	BNP Paribas S.A.	TRY	985	239,000	174,316	64,684	—
Expiring 08/29/19	Citibank, N.A.	TRY	276	41,000	48,908	—	(7,908)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	TRY	891	182,863	157,747	25,116	—
Expiring 09/18/19	BNP Paribas S.A.	TRY	400	64,325	70,278	—	(5,953)
Expiring 09/18/19	Citibank, N.A.	TRY	3,332	495,338	585,492	—	(90,154)
Expiring 09/18/19	Citibank, N.A.	TRY	203	31,449	35,620	—	(4,171)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	502	89,050	88,195	855	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	215	31,979	37,825	—	(5,846)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	338	55,103	59,398	—	(4,295)
Expiring 09/30/19	Barclays Bank PLC	TRY	187	31,555	32,736	—	(1,181)
Expiring 12/24/19	BNP Paribas S.A.	TRY	2,328	500,000	395,599	104,401	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	3,179	561,206	540,331	20,875	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	2,373	414,585	398,225	16,360	—
Expiring 04/30/20	Citibank, N.A.	TRY	1,818	240,300	296,418	—	(56,118)
Expiring 04/30/20	Citibank, N.A.	TRY	815	126,202	132,919	—	(6,717)
Expiring 04/30/20	Citibank, N.A.	TRY	251	35,000	40,997	—	(5,997)
Expiring 04/30/20	Goldman Sachs International	TRY	3,062	531,000	499,187	31,813	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	530	82,000	86,408	—	(4,408)
Expiring 06/30/20	Barclays Bank PLC	TRY	2,011	283,348	321,374	—	(38,026)
Expiring 06/30/20	Citibank, N.A.	TRY	1,570	163,000	250,911	—	(87,911)
Expiring 06/30/20	Citibank, N.A.	TRY	228	23,764	36,497	—	(12,733)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	770	105,000	123,086	—	(18,086)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	3,630	$ 551,000	$ 580,124	$ —	$ (29,124)
Expiring 10/30/20	Deutsche Bank AG	TRY	281	37,000	43,112	—	(6,112)
Expiring 10/30/20	Goldman Sachs International	TRY	284	41,000	43,632	—	(2,632)
Expiring 02/26/21	Citibank, N.A.	TRY	1,635	201,000	241,096	—	(40,096)
Expiring 02/26/21	Citibank, N.A.	TRY	876	104,088	129,234	—	(25,146)
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	1,140	136,912	168,070	—	(31,158)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	3,900	540,000	575,078	—	(35,078)
Expiring 05/28/21	Goldman Sachs International	TRY	567	76,000	81,189	—	(5,189)
				$71,705,965	$72,043,095	1,238,240	(1,575,370)
						$3,067,469	$(2,487,600)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	80	EUR	72	$ 150	$ —	Citibank, N.A.
10/18/19	Buy	EUR	150	GBP	137	—	(117)	Citibank, N.A.
10/18/19	Buy	EUR	210	SEK	2,234	987	—	Citibank, N.A.
10/18/19	Buy	GBP	64	EUR	71	—	(872)	Morgan Stanley & Co. International PLC
10/18/19	Buy	GBP	100	EUR	111	—	(1,355)	Morgan Stanley & Co. International PLC
11/27/19	Buy	EUR	227	ZAR	4,393	—	(48,079)	Citibank, N.A.
11/27/19	Buy	ZAR	1,815	EUR	105	7,350	—	Deutsche Bank AG
12/30/19	Buy	EUR	392	ZAR	6,807	—	(26,389)	Deutsche Bank AG
12/30/19	Buy	ZAR	4,061	EUR	245	3,250	—	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	383	JPY	29,790	—	(14,406)	Deutsche Bank AG
01/31/20	Buy	EUR	242	TRY	1,476	24,295	—	Goldman Sachs International
01/31/20	Buy	TRY	3,694	EUR	508	48,953	—	Goldman Sachs International
02/28/20	Buy	JPY	76,480	AUD	1,015	16,058	—	Deutsche Bank AG
03/31/20	Buy	EUR	443	ZAR	7,484	—	(6,107)	Morgan Stanley & Co. International PLC
03/31/20	Buy	ZAR	8,528	EUR	459	58,637	—	Morgan Stanley & Co. International PLC
04/30/20	Buy	EUR	520	TRY	3,922	—	(51,092)	Goldman Sachs International
04/30/20	Buy	TRY	5,147	EUR	559	206,566	—	BNP Paribas S.A.
07/29/20	Buy	EUR	603	TRY	5,835	—	(237,445)	BNP Paribas S.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
07/29/20	Buy	TRY	4,271	EUR	351	$276,658	$ —	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	208	ZAR	4,012	—	(28,698)	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	1,782	EUR	101	2,923	—	Goldman Sachs International
11/27/20	Buy	AUD	322	JPY	23,989	—	(5,297)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	47,832	AUD	613	30,737	—	Deutsche Bank AG
12/23/20	Buy	EUR	26	ZAR	471	—	(824)	Goldman Sachs International
12/23/20	Buy	EUR	71	ZAR	1,220	2,052	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	38	JPY	2,880	—	(1,132)	Goldman Sachs International
12/30/20	Buy	JPY	6,634	AUD	90	905	—	Deutsche Bank AG
12/30/20	Buy	JPY	42,570	AUD	578	5,481	—	Deutsche Bank AG
05/28/21	Buy	AUD	278	JPY	20,286	—	(2,240)	Deutsche Bank AG
10/31/23	Buy	JPY	9,277	AUD	133	1,308	—	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(2,142)	Morgan Stanley & Co. International PLC
						$686,310	$(426,195)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federal Republic of Brazil	12/20/22	1.000%(Q)	750	0.894%	$ 3,463	$—	$ 3,463	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	150	0.404%	3,125	—	3,125	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	500	0.323%	11,771	—	11,771	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	150	10.640%	(37,443)	—	(37,443)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	150	0.213%	4,083	—	4,083	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	200	0.556%	3,154	—	3,154	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	200	0.675%	2,369	—	2,369	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	150	0.304%	3,625	—	3,625	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	150	0.263%	3,836	—	3,836	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	150	0.395%	3,171	—	3,171	Citibank, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of South Africa	12/20/22	1.000%(Q)	450	1.337%	$ (4,393)	$—	$ (4,393)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	750	3.254%	(51,871)	—	(51,871)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	450	0.735%	4,442	—	4,442	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	650	0.833%	4,302	—	4,302	Citibank, N.A.
					$(46,366)	$—	$(46,366)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.28.V2	12/20/22	1.000%(Q)	4,850	$30,080	$(1,557)	$31,637	Citibank, N.A.
*	The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 288	$ 5,171	$ (4,883)	Barclays Bank PLC
Bank of China Ltd.	06/20/21	1.000%(Q)		100	(1,681)	843	(2,524)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%(Q)		100	(1,656)	532	(2,188)	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		300	7,625	22,597	(14,972)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(3,100)	(1,978)	(1,122)	Bank of America, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		85	12,119	19,644	(7,525)	Barclays Bank PLC
Republic of Argentina	06/20/24	5.000%(Q)		85	12,119	19,246	(7,127)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		575	(171)	6,454	(6,625)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	782	2,786	(2,004)	Barclays Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)		100	$ (29)	$ 1,260	$ (1,289)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	6,190	6,883	(693)	Barclays Bank PLC
					$32,486	$83,438	$(50,952)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	0.564%	$ 3,588	$ (17,486)	$ 21,074	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	2.477%	(10,295)	(22,393)	12,098	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	2.020%	(10,761)	(25,639)	14,878	Bank of America, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)	1,000	0.263%	45,726	15,532	30,194	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/25	1.000%(Q)	500	0.263%	22,863	9,236	13,627	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.350%	4,115	(2,356)	6,471	Barclays Bank PLC
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.151%	3,231	586	2,645	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.250%	15,680	3,657	12,023	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,050	0.327%	27,831	8,567	19,264	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.327%	2,651	1,211	1,440	Bank of America, N.A.
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.526%	22,147	(10,505)	32,652	JPMorgan Chase Bank, N.A.
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	0.919%	471	(430)	901	Citibank, N.A.
People’s Republic of China	12/20/20	1.000%(Q)	750	0.115%	10,066	(109)	10,175	JPMorgan Chase Bank, N.A.
Republic of Argentina	06/20/24	1.000%(Q)	85	9.355%	(24,101)	(27,774)	3,673	Barclays Bank PLC
Republic of Argentina	06/20/24	1.000%(Q)	85	9.355%	(24,101)	(27,380)	3,279	Barclays Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Chile	12/20/20	1.000%(Q)	500	0.102%	$ 6,804	$ (665)	$ 7,469	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)	500	0.310%	5,353	(6,076)	11,429	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%(Q)	750	0.229%	8,873	(5,940)	14,813	Barclays Bank PLC
Republic of Indonesia	12/20/20	1.000%(Q)	250	0.241%	2,918	(3,528)	6,446	Deutsche Bank AG
Republic of Indonesia	06/20/23	1.000%(Q)	545	0.613%	8,536	(2,727)	11,263	Citibank, N.A.
Republic of Ireland	12/20/25	1.000%(Q)	500	0.366%	19,680	6,375	13,305	Barclays Bank PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.366%	19,679	5,501	14,178	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	200	0.405%	8,410	(142)	8,552	JPMorgan Chase Bank, N.A.
Republic of Israel	12/20/20	1.000%(Q)	250	0.242%	2,913	828	2,085	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	250	0.793%	1,004	25	979	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	575	1.445%	(8,687)	(15,364)	6,677	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	1.445%	(1,510)	(4,200)	2,690	Citibank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	750	1.863%	(35,692)	(18,256)	(17,436)	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	500	1.863%	(23,795)	(12,501)	(11,294)	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.512%	4,488	—	4,488	Citibank, N.A.
Republic of Korea	09/20/19	1.000%(Q)	190	0.083%	467	226	241	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.236%	2,282	514	1,768	Citibank, N.A.
Republic of Peru	12/20/20	1.000%(Q)	500	0.090%	6,888	(3,948)	10,836	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%(Q)	750	0.150%	9,698	(11)	9,709	JPMorgan Chase Bank, N.A.
Republic of Portugal	06/20/22	1.000%(Q)	1,400	0.227%	32,291	(23,355)	55,646	Citibank, N.A.
Republic of Portugal	06/20/23	1.000%(Q)	1,290	0.315%	34,793	(3,762)	38,555	Goldman Sachs International
Republic of South Africa	12/20/20	1.000%(Q)	375	0.830%	1,318	(6,972)	8,290	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.609%	(5,973)	(11,816)	5,843	Bank of America, N.A.
Republic of Turkey	12/20/20	1.000%(Q)	625	2.398%	(11,162)	(10,721)	(441)	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Turkey	06/20/23	1.000%(Q)	500	3.357%	$ (40,901)	$ (57,540)	$ 16,639	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	200	3.357%	(16,360)	(22,444)	6,084	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	100	3.357%	(8,180)	(10,707)	2,527	BNP Paribas S.A.
Russian Federation	12/20/20	1.000%(Q)	375	0.461%	3,230	(7,151)	10,381	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/21	1.000%(Q)	475	0.585%	5,179	(12,743)	17,922	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	0.803%	2,989	(4,388)	7,377	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.803%	427	(748)	1,175	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	1.363%	(8,062)	(25,432)	17,370	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	1.383%	(2,308)	(5,655)	3,347	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	1.851%	(7,810)	(10,706)	2,896	Goldman Sachs International
					$106,891	$(369,312)	$476,203

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.31.V1	06/20/24	1.000%(Q)	1,290	$56,450	$32,958	$(23,492)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	9,261	3.235%	$618,741	$746,524	$127,783

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.150%	$(1,451)	$(12,044)	$10,593	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Currency swap agreements outstanding at July 31, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
6,238	3 Month LIBOR(Q)	EUR	5,000	3 Month EURIBOR minus 34.5bps(Q)	Citibank, N.A.	02/20/20	$742,170	$—	$742,170
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase Bank, N.A.	11/05/20	(12,241)	—	(12,241)
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase Bank, N.A.	11/17/20	(21,410)	—	(21,410)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase Bank, N.A.	11/18/20	(14,469)	—	(14,469)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	3,608	—	3,608
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(8,637)	—	(8,637)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(23,777)	—	(23,777)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(19,234)	—	(19,234)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(67,589)	—	(67,589)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	(9,258)	—	(9,258)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(10,764)	—	(10,764)
							$558,399	$—	$558,399

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(16,317)	$(16,317)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	13,616	13,616
GBP	50	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	(749)	(749)
GBP	40	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(202)	(202)
					$—	$ (3,652)	$ (3,652)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	$ —	$ 64,584	$ 64,584
AUD	300	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	23,264	25,659	2,395
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	190	59,542	59,352
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	90,060	90,060
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	222,054	222,054
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	69,695	69,695
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	25,910	25,910
CAD	190	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	2,534	2,534
CAD	170	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(4)	11,920	11,924
CAD	140	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	(2,580)	(2,580)
CAD	136	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	3	(11,824)	(11,827)
CHF	350	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	23,559	23,559
CHF	100	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	8,346	12,234	3,888
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	24,286	31,639	7,353
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,791	1,791
CNH	2,900	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,002	2,002

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ —	$ 1,291	$ 1,291
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10	4,026	4,016
COP	1,364,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	804	33,748	32,944
CZK	64,710	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(147)	(147)
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(16,140)	(16,140)
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(15,124)	(15,124)
CZK	16,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(16,767)	(16,767)
CZK	23,190	06/20/24	1.623%(A)	6 Month PRIBOR(1)(S)	—	(389)	(389)
CZK	7,145	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	4,831	4,831
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	7,053	7,053
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	32,991	32,991
EUR	17,640	09/12/19	(0.387)%(T)	1 Day EONIA(1)(T)	85	512	427
EUR	2,015	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(15,099)	(22,739)	(7,640)
EUR	1,000	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	4,643	(19,148)	(23,791)
EUR	400	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(8,699)	(8,699)
EUR	1,500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(33,329)	(33,329)
EUR	2,135	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	—	(109,589)	(109,589)
EUR	220	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	913	(17,700)	(18,613)
EUR	280	06/29/27	0.835%(A)	6 Month EURIBOR(2)(S)	—	24,830	24,830
EUR	270	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	8,558	(22,850)	(31,408)
EUR	1,845	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(43,985)	(158,844)	(114,859)
EUR	120	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(4,617)	11,764	16,381
EUR	290	03/31/31	0.874%(A)	6 Month EURIBOR(2)(S)	(1,791)	30,080	31,871

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	235	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	$ 1,950	$ 35,145	$ 33,195
EUR	100	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(3,146)	13,420	16,566
EUR	1,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	—	87,131	87,131
EUR	200	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	34,786	34,786
EUR	225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(5,476)	27,144	32,620
EUR	195	07/04/42	1.001%(A)	6 Month EURIBOR(1)(S)	13,017	(24,965)	(37,982)
GBP	295	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	(4,840)	(4,840)
GBP	410	05/08/28	1.100%(S)	6 Month GBP LIBOR(2)(S)	(19,489)	12,925	32,414
GBP	100	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(1,001)	(5,920)	(4,919)
HKD	6,080	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	1,735	1,735
HKD	6,850	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	2,068	2,068
HUF	202,800	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(349)	4,896	5,245
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(19,200)	25,628	44,828
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	76,328	76,328
HUF	101,100	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	4,517	4,517
JPY	756,490	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(7,953)	(7,953)
JPY	191,720	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(1,873)	(1,873)
JPY	115,675	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(1,027)	(7,203)	(6,176)
JPY	90,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	42,581	42,581
JPY	14,600	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	6,543	6,543
JPY	26,000	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	19,971	19,971
JPY	20,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	3,295	17,717	14,422
JPY	24,660	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	5,567	15,194	9,627

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	40,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	$ 27,638	$ 28,354	$ 716
KRW	1,800,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	8,521	8,521
KRW	719,800	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(12,280)	(12,280)
KRW	50,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	2,461	2,976	515
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	4,126	40,311	36,185
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	10,817	10,817
NOK	2,690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	3,478	9,245	5,767
NZD	250	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	7,044	3,551	(3,493)
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	3,589	3,589
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	86,271	86,271
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	2,105	9,196	7,091
NZD	910	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	50,865	72,268	21,403
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	14,756	14,756
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	28,542	28,542
PLN	2,325	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	27,848	27,848
PLN	700	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	1,822	1,822
PLN	3,820	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	(3,060)	(3,060)
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,944	7,214	5,270
PLN	550	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	11,429	11,429
PLN	1,263	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(33,980)	(33,980)
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	3,138	3,138
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	18,526	18,526
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	22,878	22,878
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	1,812	1,812
SEK	2,600	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	5,402	23,841	18,439
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	5,581	5,581
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(9,080)	(9,080)
SGD	410	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	4,858	4,858
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	17,938	17,938
	5,790	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	15,796	15,796
	4,840	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(78)	14,043	14,121
	34,485	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	532,637	178,554	(354,083)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	$ —	$ (12,350)	$ (12,350)
4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(5,312)	(5,312)
955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	(1,179)	(3,328)
1,890	07/27/21	—(3)	—(3)	—	49	49
1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	(5,819)	(5,819)
1,300	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(32,236)	1,716	33,952
4,080	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(148,427)	17,820	166,247
680	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	8,699	8,699
1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(23,957)	(28,627)
850	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	169	(15,323)	(15,492)
1,095	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,623)	(21,457)	(19,834)
1,585	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(23,555)	(20,406)	3,149
610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	(2,499)	(5,266)
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(17,694)	(17,694)
7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	(153,194)	(180,862)
985	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	(20,409)	(22,200)
475	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	4,807	4,807
2,955	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,272	(71,410)	(82,682)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(27,673)	(27,673)
5,232	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,471)	(335,675)	(332,204)
1,293	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	—	(92,482)	(92,482)
1,000	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	(13,708)	(13,708)
370	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(8,368)	(8,368)
965	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(3,155)	(39,832)	(36,677)
367	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(12,136)	(12,136)
900	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	34	(38,367)	(38,401)
15,879	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(12,349)	(14,456)	(2,107)
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	(7,159)	(16,215)
525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	(8,726)	(11,270)
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(5,734)	(5,734)
395	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(181)	(11,633)	(11,452)
1,395	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(14,631)	39,505	54,136
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(7,183)	(7,183)
2,115	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(183,308)	8,334	191,642
360	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	(14,115)	(14,115)
4,899	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(76,506)	(376,927)	(300,421)
2,429	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,144)	(191,248)	(181,104)
190	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	11,134	11,134
800	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(5,647)	28,836	34,483
1,165	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	160,573	(8,368)	(168,941)
325	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	141	23,274	23,133
85	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	10,561	10,561
55	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(4,702)	(4,702)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	50	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	$ —	$ (4,871)	$ (4,871)
	770	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	113,717	(18,688)	(132,405)
	180	08/28/48	2.915%(S)	3 Month LIBOR(2)(Q)	—	30,568	30,568
ZAR	28,120	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	13,479	13,479
ZAR	25,240	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	—	(32,369)	(32,369)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(13,294)	13,051	26,345
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	14,645	14,726
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	6,797	6,821
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(35)	10,462	10,497
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	11,906	11,906
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(28)	(2,157)	(2,129)
					$ 425,225	$ (63,253)	$(488,478)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	1,370	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$ 25,046	$ —	$ 25,046	HSBC Bank USA, N.A.
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	32,009	—	32,009	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	21,500	—	21,500	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	9,730	—	9,730	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	15,471	—	15,471	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	9,325	—	9,325	Citibank, N.A.
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,074	(4)	4,078	UBS AG
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	32,158	—	32,158	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	8,676	—	8,676	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	$ 10,345	$ —	$ 10,345	Morgan Stanley & Co. International PLC
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	10,655	—	10,655	Citibank, N.A.
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(771)	—	(771)	Morgan Stanley & Co. International PLC
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	9,525	—	9,525	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	6,648	—	6,648	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	37,684	—	37,684	Citibank, N.A.
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	22,571	—	22,571	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	13,614	—	13,614	HSBC Bank USA, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	5,585	(273)	5,858	Citibank, N.A.
RUB	37,890	05/17/24	8.660%(A)	3 Month MOSPRIME(2)(Q)	13,053	—	13,053	Goldman Sachs International
RUB	37,890	05/20/24	8.700%(A)	3 Month MOSPRIME(2)(Q)	13,592	—	13,592	Goldman Sachs International
RUB	40,000	06/20/29	9.580%(A)	3 Month MOSPRIME(2)(Q)	20,876	—	20,876	Goldman Sachs International
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(2,682)	(35)	(2,647)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(6,035)	(65)	(5,970)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	3,179	34	3,145	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	7,933	54	7,879	Deutsche Bank AG
					$323,761	$(289)	$324,050

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:
Sovereign Bonds	33.0%
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	10.1
Options Purchased	8.0
Banks	6.2
Residential Mortgage-Backed Securities	5.3
Oil & Gas	4.9
Telecommunications	2.8
Media	2.4
Commercial Services	2.0
Electric	2.0
Chemicals	1.9
Retail	1.8
Home Builders	1.5
Other	1.5
Collateralized Loan Obligations	1.4
Software	1.1
Entertainment	0.9
Packaging & Containers	0.9
Commercial Mortgage-Backed Securities	0.9
Auto Parts & Equipment	0.9
Pharmaceuticals	0.8
Diversified Financial Services	0.8
Aerospace & Defense	0.7
Healthcare-Services	0.7
Insurance	0.6
Student Loans	0.6
Healthcare-Products	0.6%
Computers	0.6
Consumer Loans	0.6
Foods	0.5
Real Estate Investment Trusts (REITs)	0.4
Pipelines	0.4
Transportation	0.3
Lodging	0.3
Biotechnology	0.3
U.S. Treasury Obligations	0.3
Building Materials	0.2
Agriculture	0.2
Apparel	0.2
Mining	0.2
Electrical Components & Equipment	0.2
Engineering & Construction	0.2
Electric Utilities	0.2
Auto Manufacturers	0.2
Semiconductors	0.2
Real Estate	0.2
Household Products/Wares	0.2
100.2
Options Written	(6.8)
Other assets in excess of liabilities	6.6
100.0%

PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 75.7%
Affiliated Mutual Funds 42.9%
PGIM Global Real Estate Fund (Class R6)	821,607	$ 21,057,775
PGIM Jennison Global Infrastructure Fund (Class R6)	1,028,346	14,540,817
PGIM Jennison MLP Fund (Class R6)	924,268	6,229,569
PGIM Jennison Natural Resources Fund (Class R6)	97,053	3,172,659

Total Affiliated Mutual Funds (cost $40,403,726)(w)		45,000,820
Exchange-Traded Fund 0.9%
VanEck Vectors Gold Miners ETF (cost $1,065,619)	38,000	1,007,000

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations 31.9%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,226	1,211,380
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,901	1,882,911
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	4,887	4,848,677
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	335	334,827
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/25	227	228,986
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	859	865,414
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	301	306,336
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21	608	609,768
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,915	1,943,888
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,392	2,447,950
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	61	60,127
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	74	74,801
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	739	740,865
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	203	213,802
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	796	821,613
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	476	504,646
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	550	586,892
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,095	1,098,422
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	1,093	1,255,468
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,112	1,245,594
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,329	1,475,879
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	367	474,130
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	310	402,917
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	3,220	3,582,823
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	1,276	1,473,031
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	954	1,147,954
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	144	197,659
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	372	477,201

PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	2,235	$ 2,990,439

Total U.S. Treasury Obligations (cost $32,780,992)				33,504,400

Total Long-Term Investments (cost $74,250,337)				79,512,220

Shares
Short-Term Investments 25.4%
Affiliated Mutual Fund 3.3%
PGIM Core Ultra Short Bond Fund (cost $3,488,398)(w)	3,488,398	3,488,398

Unaffiliated Mutual Fund 9.4%
Dreyfus Treasury Securities Cash Management (cost $9,888,497)(bb)	9,888,497	9,888,497

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(bb)(k)(n) 12.7%
U.S. Treasury Bills	2.108%	09/19/19	9,350	9,324,853
U.S. Treasury Bills	2.167	09/19/19	400	398,924
U.S. Treasury Bills	2.177	09/19/19	3,550	3,540,452

Total U.S. Treasury Obligations (cost $13,261,685)				13,264,229

Total Short-Term Investments (cost $26,638,580)				26,641,124

TOTAL INVESTMENTS 101.1% (cost $100,888,917)				106,153,344
Liabilities in excess of other assets(z) (1.1)%				(1,170,399)

Net Assets 100.0%				$ 104,982,945

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2019 (unaudited) (continued)
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at July 31, 2019(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
17	Brent Crude	Nov. 2019	$1,097,350	$ 16,761
4	Coffee ’C’	Sep. 2019	149,475	(3,769)
17	Copper	Sep. 2019	1,133,050	(16,787)
42	Corn	Sep. 2019	840,525	(109,200)
9	Cotton No. 2	Dec. 2019	287,280	420
5	Gasoline RBOB	Sep. 2019	391,188	12,575
59	Gold 100 OZ	Dec. 2019	8,483,020	23,400
6	Hard Red Winter Wheat	Sep. 2019	126,825	(16,350)
1	Lean Hogs	Aug. 2019	31,730	(1,224)
16	Live Cattle	Oct. 2019	688,960	(15,759)
5	LME Nickel	Sep. 2019	435,210	55,428
13	LME PRI Aluminum	Sep. 2019	581,831	(4,469)
9	LME Zinc	Sep. 2019	551,362	15,863
6	Low Sulphur Gas Oil	Sep. 2019	362,250	13,500
34	Natural Gas	Sep. 2019	759,220	(18,360)
15	No. 2 Soft Red Winter Wheat	Sep. 2019	365,438	(41,250)
5	NY Harbor ULSD	Sep. 2019	413,847	11,256
18	Silver	Sep. 2019	1,476,450	37,300
12	Soybean	Nov. 2019	528,900	(16,050)
14	Soybean Meal	Dec. 2019	427,560	(10,360)
24	Soybean Oil	Dec. 2019	406,512	(8,208)
19	Sugar #11 (World)	Oct. 2019	259,829	(7,661)
22	WTI Crude	Sep. 2019	1,288,760	18,260
				$ (64,684)

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).